Summary of Significant Accounting Policies (Details) - Schedule of Forth Types of Our Revenue ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Forth Types of Our Revenue [Line Items]
Total revenue	¥ 691,139	$ 95,104	¥ 667,442
Live streaming - consumable virtual items revenue [Member]
Schedule of Forth Types of Our Revenue [Line Items]
Total revenue	671,308	92,375	640,740
Live streaming - time based virtual item revenue [Member]
Schedule of Forth Types of Our Revenue [Line Items]
Total revenue	12,516	1,722	11,890
Technical services and others [Member]
Schedule of Forth Types of Our Revenue [Line Items]
Total revenue	¥ 7,315	$ 1,007	¥ 14,812